FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total assets	$ 94,547	$ 90,512
Total liabilities	38,957	39,168
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	2,897	5,071
Total liabilities	424	374
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	996	1,069
Total liabilities	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	1,572	3,288
Total liabilities	424	374
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	329	714
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	379	316
Recurring fair value measurement | Derivative financial current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	379	316
Recurring fair value measurement | Derivative financial current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	45	58
Recurring fair value measurement | Derivative financial non-current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	45	58
Recurring fair value measurement | Derivative financial non-current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets	1,119	1,146
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	996	1,069
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	123	77
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets	206	622
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	206	622
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets	737	2,985
Recurring fair value measurement | Derivative financial current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	737	2,985
Recurring fair value measurement | Derivative financial current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets	835	318
Recurring fair value measurement | Derivative financial non-current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	835	303
Recurring fair value measurement | Derivative financial non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 15